Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued Capital [Member]	Foreign currency translation difference	Cash flow hedges	Reserve for Gains and Losses for Defined Benefit Plans [Member]	Reserve for Gains and Losses on Remeasuring Financial Asset at Fair Value of Other Comprehensive Income [Member]	Other miscellaneous reserves	Other Reserves [Member]	Retained Earnings [Member]	Equity Attributable to Shareholders of Enel Americas [Member]	Non-Controlling Interests [Member]	Total
Equity beginning balance at Dec. 31, 2017	$ 6,763,204	$ (453,995)	$ (3,472)		$ (175)	$ (3,408,922)	$ (3,866,564)	$ 3,583,831	$ 6,480,471	$ 1,798,036	$ 8,278,507
Comprehensive income:
Profit (loss)								1,201,381	1,201,381	465,677	1,667,058
Other comprehensive income (loss)		(1,212,114)	(1,622)	$ (108,749)	(222)		(1,322,707)		(1,322,707)	(372,101)	(1,694,808)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)									(121,326)	93,576	(27,750)
Dividends								(502,223)	(502,223)	(255,242)	(757,465)
Increase (decrease) from other changes				108,749		199,639	308,388	(108,749)	199,639	184,939	384,578
Total changes in equity		(1,212,114)	(1,622)		(222)	199,639	(1,014,319)	590,409	(423,910)	23,273	(400,637)
Equity ending balance at Dec. 31, 2018	6,763,204	(1,666,109)	(5,094)		(397)	(3,209,283)	(4,880,883)	4,841,687	6,724,008	2,107,892	8,831,900
Increase (decrease) through changes in accounting policies								667,447	667,447	286,583	954,030
Equity at beginning of period (As Restated)	6,763,204	(453,995)	(3,472)		(175)	(3,408,922)	(3,866,564)	4,251,278	7,147,918	2,084,619	9,232,537
Comprehensive income:
Profit (loss)								1,614,085	1,614,085	555,678	2,169,763
Other comprehensive income (loss)		(617,046)	3,760	(376,997)	(290)		(990,573)		(990,573)	(152,334)	(1,142,907)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)									623,512	403,344	1,026,856
Share issuance	3,020,671								3,020,671		3,020,671
Dividends								(604,364)	(604,364)	(289,052)	(893,416)
Increase (decrease) from other changes				376,997		202,460	579,457	(376,997)	202,460	57,715	260,175
Total changes in equity	3,020,671	(617,046)	3,760		(290)	202,460	(411,116)	632,724	3,242,279	172,007	3,414,286
Equity ending balance at Dec. 31, 2019	9,783,875	(2,283,155)	(1,334)		(687)	(3,006,823)	(5,291,999)	5,474,411	9,966,287	2,279,899	12,246,186
Comprehensive income:
Profit (loss)								825,197	825,197	356,055	1,181,252
Other comprehensive income (loss)		(2,025,141)	(8,049)	(313,534)	(5)		(2,346,729)		(2,346,729)	(226,173)	(2,572,902)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)									(1,521,532)	129,882	(1,391,650)
Dividends								(570,376)	(570,376)	(306,309)	(876,685)
Increase (decrease) from other changes	(20,797)			$ 313,534		252,277	565,811	(313,534)	231,480	124,332	355,812
Total changes in equity	(20,797)	(2,025,141)	(8,049)		(5)	252,277	(1,780,918)	(58,713)	(1,860,428)	(52,095)	(1,912,523)
Equity ending balance at Dec. 31, 2020	9,763,078	(4,308,296)	(9,383)		(692)	(2,754,546)	(7,072,917)	5,415,698	8,105,859	2,227,804	10,333,663
Equity at beginning of period (As Restated)	$ 9,783,875	$ (2,283,155)	$ (1,334)		$ (687)	$ (3,006,823)	$ (5,291,999)	$ 5,474,411	$ 9,966,287	$ 2,279,899	$ 12,246,186